Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade receivables.
Summary of Trade receivables

	31 December	31 December
	2024	2023
Receivables from subscribers	11,486,814	10,035,178
Undue assigned contracted receivables	1,061,568	902,077
Accounts and notes receivable	3,914,865	4,837,057
	16,463,247	15,774,312